Credit risk - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ 907,307	£ 870,816
Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	481,463	459,857
Gross carrying amount | Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	484,474	463,048	£ 453,462
Gross carrying amount | Total loans and advances to customers | Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	6,071	6,424
Gross carrying amount | Total loans and advances to customers | Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,175	3,389
Gross carrying amount | Total loans and advances to customers | Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	5,571	4,912
Gross carrying amount | Total loans and advances to customers | Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	40,221	38,034
Gross carrying amount | Total loans and advances to customers | Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	13,972	13,249
Gross carrying amount | Total loans and advances to customers | Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	5,326	4,790
Gross carrying amount | Total loans and advances to customers | Mining and quarrying
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	314	205
Gross carrying amount | Total loans and advances to customers | Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	346,033	330,840
Gross carrying amount | Total loans and advances to customers | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	31,145	28,016
Gross carrying amount | Total loans and advances to customers | Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	3,177	3,182
Gross carrying amount | Total loans and advances to customers | Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	19,139	19,271
Gross carrying amount | Total loans and advances to customers | Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	10,330	10,736
Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	(3,228)	(3,481)
Allowance for expected credit losses | Total loans and advances to customers
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Total financial assets	£ (3,011)	£ (3,191)	£ (3,717)